Trade Payables And Accrued Liabilities - Disclosure of Trade and Other Payables Explanatory (Detail) - CAD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other non-current payables [abstract]
Trade payables	$ 9,885,772	$ 5,591,316	$ 5,903,789
Accrued liabilities	5,516,799	5,398,389	4,795,742
Interest payable	230,120	233,854	425,054
Mastercard facility (Note 13)	397,098	296,669	600,590
Due to related parties (Note 28)	205,366	265,074	846,228
Income taxes payable	521,788	266,753	21,752
Indirect taxes payable	221,651	150,577	242,703
Other	101,325	218,677	88,398
Total trade payables and accrued liabilities	$ 17,079,919	$ 12,421,309	$ 12,924,256